Information by Segment - Summary of Segment Disclosure for Company's Consolidated Operations (Parenthetical) (Detail) $ in Millions, $ in Millions	9 Months Ended
	Sep. 30, 2019 USD ($)	Sep. 30, 2019 MXN ($)	Sep. 30, 2018 MXN ($)	Sep. 30, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Disclosure of operating segments [line items]
Revenue	$ 7,218	$ 142,504	$ 130,577
Total assets	13,307		263,787	$ 262,700	$ 263,787
Total liabilities	$ 6,737		132,037	132,999	132,037
Mexico and central America segment [member]
Disclosure of operating segments [line items]
Total assets			147,748	150,026
Total liabilities			96,525	(99,208)
South America segment [member]
Disclosure of operating segments [line items]
Total assets			116,039	112,674
Total liabilities			35,512	(33,791)
Mexico [member] | Mexico and central America segment [member]
Disclosure of operating segments [line items]
Revenue		68,750	63,430
Total assets				134,802	130,865
Total liabilities				111,991	92,340
Brazil [member] | South America segment [member]
Disclosure of operating segments [line items]
Revenue		39,090	43,586
Total assets				80,657	86,007
Total liabilities				24,252	26,851
Colombia [member] | South America segment [member]
Disclosure of operating segments [line items]
Revenue		9,888	10,790
Total assets				18,536	17,626
Total liabilities				4,264	4,061
Argentina [member] | South America segment [member]
Disclosure of operating segments [line items]
Revenue		5,172	$ 4,619
Total assets				4,274	6,021
Total liabilities				1,519	2,059
Uruguay | South America segment [member]
Disclosure of operating segments [line items]
Revenue		$ 2,415
Total assets				5,935	6,385
Total liabilities				$ 2,387	$ 2,541